Accumulated Other Comprehensive Income, Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net gain on securities transactions	[1]	$ 0	$ 1,155	$ 0
Salaries and employee benefits		48,721	45,647	46,630
Income tax effect		20,614	16,994	18,669
Net income		61,519	52,452	57,840
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net income		199	1,524	349
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net gain on securities transactions		0	1,155	0
Income tax effect		0	(300)	0
Net income		0	855	0
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Income tax effect		(70)	(235)	(122)
Net income		199	669	349
Amortization of Net Actuarial Gain [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Salaries and employee benefits		674	708	274
Amortization of Prior Service (Cost) Credit [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Salaries and employee benefits		$ (405)	$ 196	$ 197

[1]	Not within the scope of ASC 606.